Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
(25) Earnings (Loss) Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2016, 2015 and 2014 have been calculated as follows:

	2016		2015	2014
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	(54,483)	(7,847)	(69,065)	(71,327)

Weighted average number of ordinary shares outstanding	3,265,837	3,265,837	13,062,500	13,062,500

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	3,265,837	3,265,837	13,062,500	13,062,500

Basic and diluted earnings (loss) per share	(16.68)	(2.40)	(5.29)	(5.46)